Earnings per Share (warrants were excluded from the computation of basic and diluted net loss per share) (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,427	2,417	2,427	2,417
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,383	1,750	1,383	2,595